20. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Details 2) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Impaired other financing Receivable, Gross Amount	$ 63,682	$ 42,800
Impaired other financing Receivable, Allowance For Credit Losses	33,763	29,096
Impaired other financing Receivable, Total Carrying Amount	29,919	13,704
Direct financing and sales-type leases
Impaired other financing Receivable, Gross Amount	125	1,072
Impaired other financing Receivable, Allowance For Credit Losses	3	22
Impaired other financing Receivable, Total Carrying Amount	122	1,050
Accounts Receivable
Impaired other financing Receivable, Gross Amount	63,557	41,728
Impaired other financing Receivable, Allowance For Credit Losses	33,760	29,074
Impaired other financing Receivable, Total Carrying Amount	$ 29,797	$ 12,654